SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2016
SHAREHOLDERS' EQUITY [Abstract]
Approved share repurchase program				$ 75.0
Remaining amount authorized	$ 66.7
Shares repurchased (in shares)	3,414,960	5,797,673	0
Average price per share repurchased (in dollars per share)	$ 11.73	$ 13.89
Repurchase of shares before commissions and fees	$ 40.1	$ 80.5
Shares outstanding (in shares)	32,256,440	35,671,400
Dividends declared and paid per share (in dollars per shares)	$ 0	$ 1.00	$ 1.00
Dividends declared and paid	$ 0.0	$ 42.4	$ 42.8
New shares issued (in shares)	0	0
Shares issued in connection with RSUs that vested and SARs that were exercised (in shares)			126,660